Shareholders' equity - Dividend distribution (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 16, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Dividends
Dividends paid per common share	$ 0.377533
Dividends declared to non-controlling interests			$ 5,332	$ 49,556
Dividends declared to owners of parent			$ 50,000	$ 69,832
NEXA
Dividends
Dividends paid	$ 50,000
Pollarix S. A.
Dividends
Dividends declared to non-controlling interests		$ 5,332
Dividends declared to owners of parent		$ 2,133